Other Financial And Non Financial Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Financial And Non Financial Assets
20. OTHER FINANCIAL AND
NON-FINANCIAL
ASSETS

	December 31, 2021	December 31, 2020
Other financial assets:
Security deposits	2,101	746
Loans	286	—

Other financial assets	2,387	746

Out of which:
Non-current	2,312	746
Current	75	—
Other non-financial assets:
Prepaid expenses	3,258	1,252
Prepaid employee benefits	730	89
Tax prepayment	42	14
Claims	118	74

Other non-financial assets	4,148	1,429

Out of which:
Non-current	41	—
Current	4,107	1,429